Stockholders' deficiency - Number of shares held in trust (Details) (Common Stock [Member])	9 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013
Common Stock [Member]
Common Stock Issued And Outstanding [Roll Forward]
Beginning balance			1,743,750
Shares issued to the DelMar Employee Share Purchase Trust	2,000,000
Shares transferred to employees and consultants for services	(325,000)	(1,590,625)	(200,000)
Founders shares acquired by the Trust	68,750		46,875
Ending balance	1,743,750